OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

May 2, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer International Growth Fund/VA, a series of
Panorama Series Fund (the “Registrant”)
Reg. No. 002-73969; File No. 811-03255

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 26, 2013.

Sincerely,

/s/ Emily Ast
------------------------------------------------------
Emily Ast
Assistant Vice President and Assistant Counsel
Phone #212-323-5086
east@oppenheimerfunds.com

cc:	K&L Gates LLP
KPMG LLP
Gloria LaFond
Edward Gizzi, Esq.